OTHER OPERATING STATEMENT DATA (SCHEDULE OF CHANGES IN DEFERRED ACQUISITION COSTS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 968.1	$ 629.7	$ 797.1
Additions	242.8	222.8	191.7
Amortization	(171.2)	(204.3)	(195.5)
Effect of reinsurance transaction	24.0	0	0
Amounts related to CLIC prior to being sold	(37.6)	0	0
Amounts related to fair value adjustment of fixed maturities, available for sale	(255.5)	315.9	(163.6)
Other	0	4.0	0
Balance, end of year	$ 770.6	$ 968.1	$ 629.7